Segment Information Regarding EBITDA (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Earnings from unconsolidated entities, net of taxes	$ 4	$ 5		$ 19		$ 16		$ 8
EPCD
Segment Reporting Information [Line Items]
Earnings from unconsolidated entities, net of taxes				18		16		8
Segment EBITDA	68	114		337	[1]	506	[1]	491	[1]
FPD
Segment Reporting Information [Line Items]
Earnings from unconsolidated entities, net of taxes				1
Segment EBITDA	55	46		201	[2]	180	[2]	177	[2]
FPD | Maximum
Segment Reporting Information [Line Items]
Earnings from unconsolidated entities, net of taxes						1		1
Corporate and Other
Segment Reporting Information [Line Items]
Segment EBITDA	(18)	(14)	[3]	(48)		(51)		(61)
Corporate and Other | Reclassified
Segment Reporting Information [Line Items]
Segment EBITDA		$ 3

[1]	Included in the Epoxy, Phenolic and Coating Resins Segment EBITDA are "Earnings from unconsolidated entities, net of taxes" of $18, $16 and $8 for the years ended December 31, 2012, 2011 and 2010, respectively.
[2]	Included in the Forest Products Resins Segment EBITDA are "Earnings from unconsolidated entities, net of taxes" of $1, less than $1 and less than $1 for the years ended December 31, 2012, 2011 and 2010, respectively.
[3]	For the three months ended March 31, 2012, the Company has reclassified approximately $3 of costs into Corporate and Other Segment EBITDA which were previously excluded.